Commitments and Contingencies Disclosure - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Commitments [Line Items]
Total	$ 476,072
2015	416,683
2016	59,389
Lionsgate [Member]
Other Commitments [Line Items]
Total	128,479
2015	71,472
2016	57,007
Sony [Member]
Other Commitments [Line Items]
Total	106,356
2015	106,356
2016	0
Universal [Member]
Other Commitments [Line Items]
Total	99,305
2015	96,923
2016	2,382
Paramount [Member]
Other Commitments [Line Items]
Total	98,773
2015	98,773
2016	0
Fox [Member]
Other Commitments [Line Items]
Total	39,600
2015	39,600
2016	0
Warner [Member]
Other Commitments [Line Items]
Total	3,559
2015	3,559
2016	$ 0